Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 16,498,587	$ 16,498,587	$ 16,498,587
Accumulated amortization	(9,182,297)	(8,975,815)	(8,149,884)
Intangible assets, net	7,316,290	7,522,772	8,348,703
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		31,304,400	31,304,400
Accumulated amortization		(3,817,610)	(763,522)
Intangible assets, net		27,486,790	$ 30,540,878
Customer relationships, gross	48,093,160	48,093,160
Accumulated amortization	(11,097,708)	(9,909,103)
Customer relationships, net	$ 36,995,452	$ 38,184,057